FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ESTIMATES
	Level 1	Level 2	Level 3
March 31, 2023
Derivative liabilities	$-	$-	$10,483,371

March 31, 2022
Derivative liabilities	$-	$-	$-